Non-Accrual Loans Status (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Loan	Dec. 31, 2012 Loan	Dec. 31, 2011 Loan
Financing Receivable, Recorded Investment, Nonaccrual Status [Line Items]
Non-accrual, number of loans	332	374	337
Non-accrual, Amount	$ 109,592	$ 120,568	$ 142,208
Residential And Consumer [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status [Line Items]
Non-accrual, number of loans	305	354	321
Non-accrual, Amount	75,097	82,533	85,065
Construction Loans [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status [Line Items]
Non-accrual, number of loans	7	9	15
Non-accrual, Amount	14,234	25,764	57,070
Multi-Family [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status [Line Items]
Non-accrual, number of loans	9	5	0
Non-accrual, Amount	16,769	11,143	0
Commercial real estate [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status [Line Items]
Non-accrual, number of loans	3	4	1
Non-accrual, Amount	1,630	753	73
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status [Line Items]
Non-accrual, number of loans	8	2	0
Non-accrual, Amount	$ 1,862	$ 375	$ 0